INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is the total of the current and deferred income taxes. Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantially enacted at the reporting date, and any adjustment to tax payable or receivable in respect of previous years. Deferred income tax is the tax asset or liability resulting from a difference in income recognition between enacted or substantively enacted local tax law and group IFRS accounting.
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2025	2024	2025	2024
Current income taxes	(220)	(147)	(168)	(90)
Deferred income taxes	134	53	94	37
Income taxes	(86)	(94)	(74)	(53)
Effective tax rate	(10.6)%	(36.0)%	(10.9)%	(37.3)%
In December 2024, VEON Ltd. redomiciled from The Netherlands with a statutory tax rate of 25.8% to Dubai, United Arab
Emirates which has a statutory tax rate of 9%.
The difference between the statutory tax rate in Dubai, United Arab Emirates (9%) and the effective corporate income tax rate for the Group in the six and three-month periods ended June 30, 2025 (10.6)% and (10.9)%, is primarily driven by high tax rate jurisdictions of the operating companies for the group. For the period ending June 30, 2025 and in accordance with IAS 34.15 and IAS 12 Income Taxes, the income tax expense for the period reflects the impact of a tax settlement in Pakistan (refer Note 1-
general information) and the associated recognition of a deferred tax asset pertaining to the closing of the Deodar transaction
(refer Note 5 - significant transactions). These items offset in the current period; however, their gross impact is significant, and in the absence of such offset, the effective tax rate would have differed from that reported.
Global Minimum Tax
The Group is in scope of the enacted Pillar Two legislation and has performed an assessment of the Group’s exposure to Pillar
Two income taxes. The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Group. Based on the assessment, the
Pillar Two effective tax rates in the majority of jurisdictions in which the Group operates are above 15%.
As of June, 2025, the Group has accumulated US$8,772 of tax losses and US$406 of other tax attributes in various jurisdictions which can be carried-forward and utilized for Pillar Two purposes in the future.
The Group has applied the International Accounting Standards (“IAS”) 12 exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.